Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,727,273
Proposed Maximum Offering Price per Unit	11.87
Maximum Aggregate Offering Price	$ 32,372,730.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,470.67
Offering Note	The shares of Common Stock, par value $0.0001 per share ("Common Stock") will be offered for resale by the selling securityholder pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional number of shares of Common Stock issuable upon share splits, share dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. This registration statement registers the resale of 2,727,273 shares of Common Stock, which consists of up to (i) 1,800,000 shares of Common Stock and (ii) 927,273 shares of Common Stock issuable upon the exercise of outstanding pre-funded warrants to purchase shares of Common Stock by the selling securityholder. Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant's shares of Common Stock as reported by the NYSE American on March 20, 2026. As set forth in Table 2 below, the registrant previously paid $18,540 in registration fees in connection with the $200,000,000 of securities previously registered under the Registrant's registration statement on Form S-3 (File No. 333-263707) (the "Prior S-3"), which was initially filed with the U.S. Securities and Exchange Commission (the "Commission") on March 18, 2022, and declared effective by the Commission on May 19, 2022. The Prior S-3 was withdrawn on March 24, 2023. Of the $200,000,000 of securities registered on the Prior S-3, $200,000,000 of the securities remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $4,470.67, which represents a portion of the registration fee relating to the unsold securities (which totals $18,540) previously paid in connection with the Prior S-3. Accordingly, no registration fee is due upon the filing of this Registration Statement.